Investments - Investment Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Investment expense	$ (14)	$ (13)	$ (26)	$ (24)
Net investment income	498	534	816	924
Fixed maturities, AFS
Net Investment Income [Line Items]
Gross Investment Income, Operating	174	243	518	586
Equity securities, at fair value
Net Investment Income [Line Items]
Gross Investment Income, Operating	10	2	7	6
Mortgage loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	32	45	92	92
Policy loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	36	40	82	84
Limited partnerships and other alternative investments
Net Investment Income [Line Items]
Gross Investment Income, Operating	259	216	130	161
Other investments
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 1	$ 1	$ 13	$ 19